Acquisitions, Dispositions And Other Adjustments (Time Warner, Otter and AppNexus Acquisitions Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended		3 Months Ended										7 Months Ended	12 Months Ended
	Aug. 31, 2018	Jun. 30, 2018	Dec. 31, 2018		Sep. 30, 2018	Jun. 30, 2018 [1]	Mar. 31, 2018 [1]	Dec. 31, 2017		Sep. 30, 2017	Jun. 30, 2017 [1]	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 14, 2018
Business Acquisition [Line Items]
Advances, Investments In, Collections, and Payments From Affiliates														$ 1,050	$ 0	$ (1)
Goodwill			$ 146,370					$ 105,449					$ 146,370	146,370	105,449	105,207
Acquisition of business - purchase price (in millions)														43,309	(1,123)	2,959
Revenues			47,993	[1]	$ 45,739	$ 38,986	$ 38,038	41,676	[1],[2]	$ 39,668	$ 39,837	$ 39,365		170,756	160,546	163,786
Operating Income (Loss)			6,160	[1]	$ 7,269	$ 6,466	$ 6,201	1,281	[1],[2]	$ 5,807	$ 6,526	$ 6,356		26,096	19,970	23,543
WarnerMedia [Member]
Business Acquisition [Line Items]
Acquisition of business - acquisition period		Jun. 14, 2018
Goodwill			40,698					0					40,698	40,698	0
Xandr [Member]
Business Acquisition [Line Items]
Goodwill			1,403					$ 0					1,403	$ 1,403	$ 0	$ 0
Time Warner Inc. [Member]
Business Acquisition [Line Items]
Acquisition of business - acquisition period		Jun. 14, 2018												Jun. 14, 2018
Goodwill			38,566										38,566	$ 38,566
Acquisition of business - purchase price (in millions)		$ 79,358
Name of Plaintiff														Department of Justice
Actions Taken by Plaintiff														On July 12, 2018, the U.S. Department of Justice (DOJ) appealed the U.S. District Court’s decision permitting the merger.
Revenues													18,209
Operating Income (Loss)													1,400
Amortization expense													3,296
Time Warner Inc. [Member] | AT&T Inc [Member]
Business Acquisition [Line Items]
Acquisition of business - percentage ownership of combined company held by former shareholders of acquiree																	16.00%
Time Warner Inc. [Member] | Cash [Member]
Business Acquisition [Line Items]
Acquisition of business - purchase price (in US dollars per share)		$ 53.75
Acquisition of business - purchase price (in millions)		$ 42,100
Time Warner Inc. [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Acquisition of business - noncash consideration		1.437 shares of AT&T stock per share of Time Warner common stock
Acquisition of business - purchase price (in millions)		$ 36,599
Stock price per share at period end																	$ 32.52
Number of shares issued to acquire entity		1,125,517,510
Otter Media [Member] | WarnerMedia [Member]
Business Acquisition [Line Items]
Acquisition of business - acquisition period	Aug. 07, 2018
Advances, Investments In, Collections, and Payments From Affiliates	$ 1,480
Acquisition of business - Equity Interest in Acquiree Remeasurement Gain	395
Goodwill			1,239										1,239	$ 1,239
Acquisition of business - purchase price (in millions)	$ 157
AppNexus [Member] | Xandr [Member]
Business Acquisition [Line Items]
Acquisition of business - acquisition period	Aug. 15, 2018
Goodwill			$ 1,220										$ 1,220	$ 1,220
Acquisition of business - purchase price (in millions)	$ 1,432

[1]	Includes actuarial gains and losses on pension and postretirement benefit plans (Note 14).
[2]	Includes an asset abandonment charge (Note 7) and the impact of federal corporate income tax reform (Note 13).